Vanguard Health Care Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)
Biotechnology (20.4%)
	AbbVie Inc.	4,697,479	435,315
	Amgen Inc.	1,627,149	373,756
	Gilead Sciences Inc.	3,486,070	271,321
*	Vertex Pharmaceuticals Inc.	715,258	205,966
*	Regeneron Pharmaceuticals Inc.	278,181	170,472
*	Biogen Inc.	480,233	147,475
*	Alexion Pharmaceuticals Inc.	610,787	73,233
*	BioMarin Pharmaceutical Inc.	496,131	52,863
*	Seattle Genetics Inc.	332,667	52,299
*	Incyte Corp.	508,329	51,804
*	Moderna Inc.	749,689	46,106
*	Alnylam Pharmaceuticals Inc.	310,585	42,013
*	Exact Sciences Corp.	408,203	35,056
*	Sarepta Therapeutics Inc.	203,837	31,038
*	Neurocrine Biosciences Inc.	241,890	30,178
*	Exelixis Inc.	842,552	20,819
*	Ionis Pharmaceuticals Inc.	368,648	20,722
*	Immunomedics Inc.	501,558	16,847
*	ACADIA Pharmaceuticals Inc.	321,246	15,960
*	United Therapeutics Corp.	121,077	14,281
*	Acceleron Pharma Inc.	125,084	12,362
*	Bluebird Bio Inc.	178,453	11,355
*	Global Blood Therapeutics Inc.	151,055	10,562
*	Ultragenyx Pharmaceutical Inc.	151,707	10,386
*	Emergent BioSolutions Inc.	121,948	10,181
*	Momenta Pharmaceuticals Inc.	307,393	9,677
*	Iovance Biotherapeutics Inc.	287,432	9,224
*	Blueprint Medicines Corp.	141,565	9,222
*	Agios Pharmaceuticals Inc.	170,091	8,801
*	Halozyme Therapeutics Inc.	362,265	8,792
*	Arena Pharmaceuticals Inc.	146,957	8,784
*	Amicus Therapeutics Inc.	702,942	8,769
*	Arrowhead Pharmaceuticals Inc.	266,405	8,589
*	Biohaven Pharmaceutical Holding Co. Ltd.	136,651	8,537
*	Natera Inc.	182,874	8,019
*	PTC Therapeutics Inc.	153,029	7,760
*	Mirati Therapeutics Inc.	77,953	7,732
*	FibroGen Inc.	216,638	7,244
*	Alkermes plc	435,297	7,121
*	CRISPR Therapeutics AG	109,081	7,044
*	ChemoCentryx Inc.	112,522	7,020
*	Insmed Inc.	274,436	6,666
*	Novavax Inc.	141,934	6,535
*,^	Allogene Therapeutics Inc.	128,783	6,202
*	uniQure NV	90,255	6,062

*,^	Inovio Pharmaceuticals Inc.	402,349	5,935
*	Denali Therapeutics Inc.	208,026	5,789
*	Turning Point Therapeutics Inc.	83,430	5,778
*	Apellis Pharmaceuticals Inc.	166,249	5,601
*	Fate Therapeutics Inc.	166,837	5,411
*,^	Invitae Corp.	318,348	5,355
*	Intercept Pharmaceuticals Inc.	72,829	5,263
*	Sage Therapeutics Inc.	143,864	5,139
*	Deciphera Pharmaceuticals Inc.	86,969	5,094
*,^	Ligand Pharmaceuticals Inc.	45,540	4,625
*,^	Allakos Inc.	67,072	4,360
*	Principia Biopharma Inc.	67,841	4,334
*	Heron Therapeutics Inc.	236,030	4,300
*	Xencor Inc.	141,516	4,281
*	Editas Medicine Inc.	151,345	4,097
*	TG Therapeutics Inc.	217,634	4,059
*	Ironwood Pharmaceuticals Inc. Class A	414,673	4,035
*	Kodiak Sciences Inc.	61,302	3,961
*	Portola Pharmaceuticals Inc.	204,849	3,677
*	Akebia Therapeutics Inc.	311,660	3,628
*	CareDx Inc.	111,221	3,572
*	Sangamo Therapeutics Inc.	317,843	3,557
*	Dicerna Pharmaceuticals Inc.	163,466	3,526
*	Epizyme Inc.	194,626	3,416
*	REGENXBIO Inc.	87,100	3,280
*	Veracyte Inc.	129,994	3,242
*,^	Madrigal Pharmaceuticals Inc.	27,662	3,209
*	Karuna Therapeutics Inc.	32,380	3,039
*,^	Esperion Therapeutics Inc.	71,615	3,034
*	Myriad Genetics Inc.	205,082	2,980
*	Twist Bioscience Corp.	77,316	2,934
*	Coherus Biosciences Inc.	154,816	2,886
*	Zymeworks Inc.	75,285	2,870
*	Cytokinetics Inc.	137,565	2,849
*	Arcus Biosciences Inc.	90,795	2,846
*,^	OPKO Health Inc.	1,193,542	2,721
*	MacroGenics Inc.	129,202	2,486
*	Enanta Pharmaceuticals Inc.	46,703	2,405
*	Alector Inc.	71,875	2,350
*	Karyopharm Therapeutics Inc.	126,656	2,342
*	Kura Oncology Inc.	135,650	2,318
*	ImmunoGen Inc.	483,481	2,263
*	Constellation Pharmaceuticals Inc.	63,362	2,251
*	Atara Biotherapeutics Inc.	187,554	2,157
*	BioCryst Pharmaceuticals Inc.	465,001	2,090
*	Y-mAbs Therapeutics Inc.	54,339	2,075
*,^	Aimmune Therapeutics Inc.	114,568	1,903
*,^	Intellia Therapeutics Inc.	107,874	1,889
*	Krystal Biotech Inc.	35,127	1,806
*	Gossamer Bio Inc.	144,622	1,757
*	Vanda Pharmaceuticals Inc.	148,009	1,735
*,^	ZIOPHARM Oncology Inc.	577,035	1,708
*	Eagle Pharmaceuticals Inc.	32,071	1,644
*	Assembly Biosciences Inc.	84,284	1,643
*,^	Sorrento Therapeutics Inc.	325,164	1,642
*	Dynavax Technologies Corp.	263,634	1,613
*	Radius Health Inc.	127,384	1,613

*	Vericel Corp	111,645	1,605
*,^	Clovis Oncology Inc.	230,581	1,596
*,^	Rocket Pharmaceuticals Inc.	83,139	1,564
*	Stemline Therapeutics Inc.	131,362	1,561
*	Translate Bio Inc.	74,490	1,543
*	Avrobio Inc.	74,617	1,509
*	Cue Biopharma Inc.	54,091	1,497
*	Cortexyme Inc.	32,452	1,496
*	Retrophin Inc.	95,229	1,494
*	Kadmon Holdings Inc.	331,040	1,470
*	Geron Corp.	846,005	1,362
*	Adverum Biotechnologies Inc	65,846	1,358
*,^	Flexion Therapeutics Inc.	117,712	1,345
*	G1 Therapeutics Inc.	77,896	1,322
*	Anika Therapeutics Inc.	38,945	1,306
*	Corbus Pharmaceuticals Holdings Inc.	174,426	1,301
*	Rhythm Pharmaceuticals Inc.	66,663	1,293
*	IGM Biosciences Inc.	19,948	1,292
*	AnaptysBio Inc.	67,657	1,291
*,^	Viking Therapeutics Inc.	180,276	1,289
*	Athenex Inc.	117,452	1,277
*	Eidos Therapeutics Inc.	24,873	1,217
*	Myovant Sciences Ltd.	99,117	1,214
*	Ardelyx Inc.	159,330	1,168
*	Arcturus Therapeutics Holdings Inc.	28,745	1,119
*	Agenus Inc.	296,802	1,107
*	SpringWorks Therapeutics Inc.	28,507	1,085
*	Xenon Pharmaceuticals Inc.	77,048	1,056
*	NextCure Inc.	33,703	1,052
*	Scholar Rock Holding Corp.	56,141	1,033
*	BioSpecifics Technologies Corp.	16,171	1,006
*	CytomX Therapeutics Inc.	112,861	1,000
*,^	Kiniksa Pharmaceuticals Ltd. Class A	47,659	995
*	Applied Therapeutics Inc.	21,825	993
*	PDL BioPharma Inc.	299,438	979
*	Homology Medicines Inc.	66,805	951
*	Puma Biotechnology Inc.	91,387	933
*	Spectrum Pharmaceuticals Inc.	312,642	919
*	Progenics Pharmaceuticals Inc.	215,154	913
*	Athersys Inc.	308,610	898
*	Rigel Pharmaceuticals Inc.	457,021	893
*,^	Akcea Therapeutics Inc.	55,816	832
*	Voyager Therapeutics Inc.	66,571	806
*	Syros Pharmaceuticals Inc.	80,137	785
*	Bioxcel Therapeutics Inc.	16,683	777
*	Prothena Corp. plc	71,622	763
*	Crinetics Pharmaceuticals Inc.	43,787	715
*	Akero Therapeutics Inc.	27,891	709
*	Stoke Therapeutics Inc.	25,580	708
*	Molecular Templates Inc.	45,327	703
*	Aprea Therapeutics Inc.	26,113	701
*	Concert Pharmaceuticals Inc.	65,505	696
*	Precision BioSciences Inc.	99,206	695
*	MeiraGTx Holdings plc	39,843	591
*	Replimune Group Inc.	30,960	581
*	Rubius Therapeutics Inc.	88,402	570
*	Verastem Inc.	306,018	569

*	MediciNova Inc.	105,148	561
*	NantKwest Inc.	81,452	549
*	Merus NV	40,098	547
*	Atreca Inc.	23,037	425
*	Five Prime Therapeutics Inc.	77,332	410
*	KalVista Pharmaceuticals Inc.	35,502	399
*,^	Precigen Inc.	179,472	395
*	Morphic Holding Inc.	17,848	371
*,^	Gritstone Oncology Inc.	54,557	352
*	TCR2 Therapeutics Inc.	33,808	341
*	Minerva Neurosciences Inc.	89,927	334
*	Castle Biosciences Inc.	8,531	328
*	Frequency Therapeutics Inc.	17,087	317
*	Prevail Therapeutics Inc.	18,876	315
*	Mirum Pharmaceuticals Inc.	17,514	295
*	RAPT Therapeutics Inc.	13,472	246
*	PhaseBio Pharmaceuticals Inc.	35,693	215
*	Cyclerion Therapeutics Inc.	53,343	212
*	Harpoon Therapeutics Inc.	9,646	210
*	Lexicon Pharmaceuticals Inc.	107,704	206
*	GlycoMimetics Inc.	72,086	204
*	Solid Biosciences Inc.	57,608	170
*,^	Marker Therapeutics Inc.	70,073	159
*	Calyxt Inc.	32,137	139
*,§ Alder BioPharmaceuticals CVR Exp. 12/31/2024		157,578	139
*	Acorda Therapeutics Inc.	133,296	100
*	Advaxis Inc. Warrants Exp. 09/11/2024	7,710	—
			2,575,985
Health Care Equipment & Supplies (24.4%)
	Abbott Laboratories	4,864,870	461,773
	Medtronic plc	3,698,877	364,635
	Danaher Corp.	1,728,649	288,010
*	Intuitive Surgical Inc.	319,970	185,592
	Becton Dickinson and Co.	748,091	184,726
	Stryker Corp.	930,020	182,033
*	Boston Scientific Corp.	3,851,694	146,326
*	Edwards Lifesciences Corp.	576,918	129,645
	Baxter International Inc.	1,408,359	126,766
*	DexCom Inc.	252,692	95,596
*	IDEXX Laboratories Inc.	235,410	72,713
	Zimmer Biomet Holdings Inc.	569,421	71,941
	ResMed Inc.	398,962	64,161
*	Align Technology Inc.	206,561	50,735
	Teleflex Inc.	127,903	46,411
	West Pharmaceutical Services Inc.	203,704	44,008
	Cooper Cos. Inc.	135,630	42,992
	STERIS plc	233,964	38,812
*	Hologic Inc.	726,385	38,498
*	Masimo Corp.	141,826	34,065
*	Insulet Corp.	173,426	32,703
*	Varian Medical Systems Inc.	250,117	30,362
	Dentsply Sirona Inc.	613,560	28,543
*	ABIOMED Inc.	124,317	27,835
	Hill-Rom Holdings Inc.	184,802	18,789
*	Quidel Corp.	103,988	18,198
*	Penumbra Inc.	91,854	15,837
*	Novocure Ltd.	233,630	15,754

*	Haemonetics Corp.	138,757	15,219
*	Tandem Diabetes Care Inc.	156,527	13,015
*	Globus Medical Inc.	213,511	11,668
*	ICU Medical Inc.	54,174	10,814
*	Wright Medical Group NV	355,011	10,491
*	Nevro Corp.	83,412	10,477
*	Neogen Corp.	145,304	10,349
*	Integra LifeSciences Holdings Corp.	198,008	10,318
*	Envista Holdings Corp.	439,180	9,284
*	iRhythm Technologies Inc.	73,455	9,131
*	NuVasive Inc.	143,875	8,719
*	Integer Holdings Corp.	90,511	7,167
*	LivaNova plc	133,531	7,143
*	Merit Medical Systems Inc.	137,097	6,168
*	AtriCure Inc.	121,537	5,811
	CONMED Corp.	78,612	5,771
	Cantel Medical Corp.	105,725	4,449
*	Glaukos Corp.	107,572	4,193
*	Avanos Medical Inc.	130,969	3,806
*	Cardiovascular Systems Inc.	97,585	3,778
*	STAAR Surgical Co.	92,635	3,594
	Mesa Laboratories Inc.	11,456	3,027
*	Shockwave Medical Inc.	67,858	2,986
*	Silk Road Medical Inc.	73,532	2,814
*	Cerus Corp.	448,141	2,787
	Atrion Corp.	4,118	2,644
*	Tactile Systems Technology Inc.	52,855	2,561
*	OraSure Technologies Inc.	170,222	2,475
*	CryoLife Inc.	108,013	2,455
*	CryoPort Inc.	99,436	2,443
*	Axonics Modulation Technologies Inc.	58,782	2,156
*	Natus Medical Inc.	94,502	2,022
*	Varex Imaging Corp.	105,504	1,979
*	Inogen Inc.	51,571	1,960
*	Meridian Bioscience Inc.	117,726	1,820
*	Heska Corp.	20,614	1,813
*	Orthofix Medical Inc.	50,268	1,713
*	GenMark Diagnostics Inc.	172,380	1,636
*	Lantheus Holdings Inc.	108,589	1,491
*	Surmodics Inc.	37,352	1,381
*	OrthoPediatrics Corp.	29,677	1,369
	LeMaitre Vascular Inc.	46,585	1,253
*	SmileDirectClub Inc.	156,861	1,225
*	Co-Diagnostics Inc.	68,029	1,225
*	Antares Pharma Inc.	424,085	1,217
*	Establishment Labs Holdings Inc.	54,943	1,081
*	AngioDynamics Inc.	104,092	1,063
*	SI-BONE Inc.	58,704	1,027
*	Axogen Inc.	98,336	954
*	Oxford Immunotec Global plc	64,948	796
*	Vapotherm Inc.	26,181	697
*,^	Accelerate Diagnostics Inc.	83,192	695
*	Zynex Inc.	35,220	683
	Invacare Corp.	93,117	574
*	Accuray Inc.	246,435	518
*,^	ViewRay Inc.	264,116	462
*	TransMedics Group Inc.	32,978	436

*	Repro-Med Systems Inc.	42,702	432
*	Neuronetics Inc.	36	—
			3,086,694
Health Care Providers & Services (18.3%)
	UnitedHealth Group Inc.	2,616,873	797,754
	CVS Health Corp.	3,597,827	235,910
	Anthem Inc.	696,120	204,736
	Cigna Corp.	1,027,729	202,791
	Humana Inc.	364,455	149,663
*	Centene Corp.	1,618,747	107,242
	HCA Healthcare Inc.	746,903	79,844
	McKesson Corp.	445,973	70,763
*	Laboratory Corp. of America Holdings	268,151	47,012
	Cardinal Health Inc.	804,976	44,024
	Quest Diagnostics Inc.	368,170	43,547
	AmerisourceBergen Corp. Class A	426,000	40,615
*	Molina Healthcare Inc.	167,857	31,191
*	Henry Schein Inc.	395,569	24,019
	Universal Health Services Inc. Class B	219,247	23,120
	Chemed Corp.	43,783	20,951
	Encompass Health Corp.	272,000	19,924
*	DaVita Inc.	242,561	19,638
*	Amedisys Inc.	89,144	17,120
*	LHC Group Inc.	82,582	13,420
*	Guardant Health Inc.	140,519	12,702
*	HealthEquity Inc.	195,537	12,117
*	Premier Inc. Class A	196,008	6,819
*	Acadia Healthcare Co. Inc.	219,971	6,293
	Ensign Group Inc.	140,288	6,133
*	AMN Healthcare Services Inc.	129,250	5,734
*	Tenet Healthcare Corp.	244,575	5,322
*	Select Medical Holdings Corp.	296,503	4,786
	Patterson Cos. Inc.	237,671	4,680
*	Magellan Health Inc.	60,769	4,557
*	BioTelemetry Inc.	93,777	4,424
*	Covetrus Inc.	277,034	4,233
*	Addus HomeCare Corp.	40,781	4,036
*	MEDNAX Inc.	232,600	3,612
*	R1 RCM Inc.	268,365	2,847
*	Providence Service Corp.	33,804	2,721
	US Physical Therapy Inc.	35,239	2,613
	National HealthCare Corp.	33,827	2,269
	National Research Corp.	37,852	2,147
*	RadNet Inc.	118,006	2,011
*	Pennant Group Inc.	75,099	1,914
*	Hanger Inc.	103,003	1,891
*	CorVel Corp.	27,716	1,882
*	Brookdale Senior Living Inc.	483,056	1,768
*,^	PetIQ Inc. Class A	55,072	1,690
*	Option Care Health Inc.	96,855	1,472
*	Apollo Medical Holdings Inc.	77,537	1,465
*	Triple-S Management Corp. Class B	64,639	1,286
*	Progyny Inc.	46,767	1,167
*	Tivity Health Inc.	93,639	997
*	Surgery Partners Inc.	62,105	833
*	Community Health Systems Inc.	244,464	770
*	Cross Country Healthcare Inc.	95,376	579

*	Catasys Inc.	18,429	365
*	Fulgent Genetics Inc.	18,833	328
*,^	Avalon GloboCare Corp.	68,800	109
			2,311,856
Health Care Technology (1.8%)
*	Veeva Systems Inc. Class A	364,732	79,829
	Cerner Corp.	860,529	62,733
*,^	Teladoc Health Inc.	194,143	33,792
*	Omnicell Inc.	117,371	7,853
*	Change Healthcare Inc.	623,711	7,784
*	HMS Holdings Corp.	243,027	7,592
*	Livongo Health Inc.	107,035	6,415
*	Inspire Medical Systems Inc.	59,872	4,882
*	Inovalon Holdings Inc. Class A	198,310	3,732
*	Tabula Rasa HealthCare Inc.	58,189	3,109
*	Allscripts Healthcare Solutions Inc.	448,016	2,831
*	Evolent Health Inc. Class A	208,884	1,855
	Simulations Plus Inc.	36,524	1,851
*	HealthStream Inc.	75,884	1,729
*	Vocera Communications Inc.	86,915	1,706
*	Phreesia Inc.	54,363	1,594
*	NextGen Healthcare Inc.	145,000	1,496
	Computer Programs and Systems Inc.	35,638	788
*	Health Catalyst Inc.	28,725	780
*	Castlight Health Inc. Class B	304,455	240
			232,591
Life Sciences Tools & Services (8.0%)
	Thermo Fisher Scientific Inc.	1,100,278	384,206
*	Illumina Inc.	405,536	147,230
*	IQVIA Holdings Inc.	531,824	79,518
	Agilent Technologies Inc.	857,336	75,566
*	Mettler-Toledo International Inc.	66,360	52,756
*	Waters Corp.	171,492	34,273
	PerkinElmer Inc.	307,049	30,849
*	Bio-Rad Laboratories Inc. Class A	61,667	30,298
	Bio-Techne Corp.	105,723	27,996
*	Charles River Laboratories International Inc.	136,519	24,527
*	Avantor Inc.	1,189,169	22,559
*	PRA Health Sciences Inc.	175,219	18,135
*	Repligen Corp.	136,494	17,877
	Bruker Corp.	298,257	12,909
*	Syneos Health Inc.	172,465	10,519
*	Adaptive Biotechnologies Corp.	208,763	8,079
*	Medpace Holdings Inc.	79,910	7,417
*	NeoGenomics Inc.	273,409	7,297
*	PPD Inc.	192,325	5,239
	Luminex Corp.	118,110	3,680
*	NanoString Technologies Inc.	101,927	3,112
*	10X Genomics Inc. Class A	35,402	2,760
*	Codexis Inc.	153,334	1,904
*	Quanterix Corp.	54,081	1,492
*	Pacific Biosciences of California Inc.	379,887	1,337
*	Personalis Inc.	34,484	408
			1,011,943
Pharmaceuticals (26.9%)
	Johnson & Johnson	7,268,561	1,081,198

	Pfizer Inc.	15,267,350	583,060
	Merck & Co. Inc.	6,997,020	564,799
	Bristol-Myers Squibb Co.	6,228,380	371,959
	Eli Lilly and Co.	2,374,642	363,201
	Zoetis Inc.	1,310,262	182,637
*	Catalent Inc.	430,713	33,479
*	Horizon Therapeutics plc	524,218	26,594
*	Mylan NV	1,424,154	24,310
*	Elanco Animal Health Inc.	1,099,526	23,541
	Perrigo Co. plc	375,550	20,569
*	Jazz Pharmaceuticals plc	154,882	18,480
*	MyoKardia Inc.	135,826	13,894
*	Nektar Therapeutics Class A	485,350	10,532
*	Reata Pharmaceuticals Inc. Class A	65,451	9,511
*	Axsome Therapeutics Inc.	76,411	5,882
*	Prestige Consumer Healthcare Inc.	138,747	5,855
*	Pacira BioSciences Inc.	110,201	4,843
*	Corcept Therapeutics Inc.	300,457	4,549
*	Zogenix Inc.	141,291	4,116
*	Supernus Pharmaceuticals Inc.	144,781	3,492
*	Intra-Cellular Therapies Inc.	164,490	3,435
*	Theravance Biopharma Inc.	121,514	3,068
*	Revance Therapeutics Inc.	141,388	2,955
*	Innoviva Inc.	181,879	2,541
*	Endo International plc	625,799	2,416
*	Tricida Inc.	74,241	1,994
*,^	Omeros Corp.	132,861	1,977
*	Cara Therapeutics Inc.	122,372	1,942
*	Amphastar Pharmaceuticals Inc.	103,692	1,933
*,^	Collegium Pharmaceutical Inc.	83,306	1,837
*,^	Arvinas Inc.	53,316	1,774
*	Aerie Pharmaceuticals Inc.	108,942	1,528
	Phibro Animal Health Corp. Class A	56,100	1,470
*	Amneal Pharmaceuticals Inc.	240,609	1,172
*	Odonate Therapeutics Inc.	35,415	1,157
*	Kala Pharmaceuticals Inc.	90,431	1,113
*	SIGA Technologies Inc.	145,854	874
*	Intersect ENT Inc.	78,345	874
*	Relmada Therapeutics Inc.	18,065	871
*	Phathom Pharmaceuticals Inc.	19,962	844
*	ANI Pharmaceuticals Inc.	26,726	830
*,^	Tilray Inc. Class 2	80,192	790
*,^	TherapeuticsMD Inc.	670,168	757
*	Provention Bio Inc.	55,319	753
*	AMAG Pharmaceuticals Inc.	84,422	651
*,^	Mallinckrodt plc	216,241	610
*	Cymabay Therapeutics Inc.	157,082	582
*	WaVe Life Sciences Ltd.	57,048	581
*	Satsuma Pharmaceuticals Inc.	19,263	505
*	Xeris Pharmaceuticals Inc.	87,028	447
*	Verrica Pharmaceuticals Inc.	31,439	361
*	Optinose Inc.	71,091	307
*,^	Evolus Inc.	64,743	296
*	Eloxx Pharmaceuticals Inc.	66,282	225
*	Evofem Biosciences Inc.	35,921	196
*,§ Clinical Data CVR		8,685	—
			3,400,167

Total Common Stocks (Cost $9,797,044)			12,619,236
	Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund (Cost $55,258)	0.307%	552,683	55,269
Total Investments (100.2%) (Cost $9,852,302)			12,674,505
Other Assets and Liabilities—Net (-0.2%)2			(31,186)
Net Assets (100%)			12,643,319
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $51,276,000.
§ Security value determined using significant unobservable inputs.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $55,244,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
			Long (Short)		Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		June 2020		26	3,955	(16)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional Received		Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000
AbbVie Inc.	2/2/21	GSI	15,874	(0.172)	342	—
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Health Care Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the f und’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Health Care Index Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	12,619,097	—	139	12,619,236
Temporary Cash Investments	55,269	—	—	55,269
Total	12,674,366	—	139	12,674,505
Derivative Financial Instruments
Assets
Swap Contracts	—	342	—	342